Exchangeable Senior Notes - Reconciliation of assets and liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Capped call assets
Changes in liabilities arising from financing activities [abstract]
Beginning balance	$ (214,597)	$ (99,932)
Cash flows	0	0
Amortization of debt discount and issuance cost	0	0
Fair value changes	(96,011)	(114,665)
Accrual of interest	0	0
Ending balance	(310,608)	(214,597)
Exchangeable Notes, net
Changes in liabilities arising from financing activities [abstract]
Beginning balance	853,576	819,637
Cash flows	(1)	0
Amortization of debt discount and issuance cost	35,608	33,939
Fair value changes	0	0
Accrual of interest	0	0
Ending balance	889,183	853,576
Embedded exchange feature of Notes
Changes in liabilities arising from financing activities [abstract]
Beginning balance	851,126	202,553
Cash flows	(1)	0
Amortization of debt discount and issuance cost	0	0
Fair value changes	431,964	648,573
Accrual of interest	0	0
Ending balance	1,283,089	851,126
Accrued interest
Changes in liabilities arising from financing activities [abstract]
Beginning balance	1,042	1,094
Cash flows	(6,250)	(6,319)
Amortization of debt discount and issuance cost	0	0
Fair value changes	0	0
Accrual of interest	6,250	6,267
Ending balance	$ 1,042	$ 1,042